CITIFUNDS (R)
----------------------------------------------








CITI (SM)
CASH RESERVES
ANNUAL REPORT
AUGUST 31, 2001



















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   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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


TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Fund Facts                                                                     3
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Fund Performance                                                               4
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CITI CASH RESERVES

Statement of Assets and Liabilities                                            5
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Statement of Operations                                                        6
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Statement of Changes in Net Assets                                             7
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Financial Highlights                                                           8
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Notes to Financial Statements                                                  9
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Independent Auditors' Report                                                  12
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CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      13
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Statement of Assets and Liabilities                                           17
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Statement of Operations                                                       18
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Statement of Changes in Net Assets                                            19
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Financial Highlights                                                          20
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Notes to Financial Statements                                                 21
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Independent Auditors' Report                                                  23
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


LETTER TO OUR SHAREHOLDERS

[PHOTOS OMITTED]

HEATH B. MCLENDON                 KEVIN KENNEDY
PRESIDENT                         MANAGING DIRECTOR
                                  AND INVESTMENT OFFICER

Dear Shareholder:

We are pleased to provide the annual report for Citi(SM) Cash Reserves (the "Fund") for the year ended August 31, 2001. In this report, we summarize what we believe to be the year's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

As you may or may not know, many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan.

Our experienced portfolio management teams are in constant communication with one another, aware that this event has impacted virtually all global markets. Their resolve to mind your best interests motivates them in this most tragic of times. As a company we are adjusting to the emotional and business challenges presented by these recent events. Our return to the investment needs of our clients is a welcomed focus. We take comfort in knowing that what we are doing is a small part of the response of America.

INVESTMENT STRATEGY

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include obligations of U.S. and non-U.S. banks; commercial paper and asset-backed securities; short-term obligations of the U.S. government and its agencies and instrumentalities, and these obligations' repurchase agreements; and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MARKET REVIEW

Short-term yields have fallen dramatically over the 12-month period ended August 31, 2001. After an extended period of robust growth, the U.S. economy began to slow significantly starting in the fourth quarter of 2000. Of particular concern to the U.S. Federal Reserve Board (the "Fed") was the severe retrenchment that was taking place in the manufacturing sector, as evidenced by the monthly National Association of Purchasing Managers data, which remained below the 50% level for the entire 12-month period. The Fed reacted to the slowing economy by reducing the federal funds rate(1) several times, starting in January 2001.

By the end of the period, the Fed had lowered the federal funds rate seven times, bringing it to 3.50%. Three-month LIBOR(2) fell by 322 basis points(3) to 3.46%, while three-month Treasury bill yields fell by 294 basis points to 3.36%. The yield on the 10-year Treasury note fell by 89 basis points to 4.83%.

In the aftermath of the September 11th terrorist attacks, short-term interest rates further plunged to historically low levels, enticing some corporate borrowers to issue new debt. We believe the Fed acted prudently by dropping the fed funds rate 50 basis points before the equity markets reopened on September 17th after the terrorist attacks. We believe this rate reduction has given the markets tremendous liquidity, and the coordinated rate cut by the European Central Bank should benefit markets both here and abroad.

Money market securities provided competitive returns and a relatively safe harbor for many investors during the reporting period. During the period, many investors sought refuge in shorter-term U.S. Treasury securities, which have consequently outperformed all other debt markets.

In this environment, we endeavored to position the Fund in anticipation of fed funds rate reductions. Consequently, we maintained an average maturity close to 90 days during the period. As usual, the portfolio holdings were comprised of issues, which were highly liquid and were rated A1/P1 by S&P and Moody's.

-----------
(1) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

(2) LIBOR, the London interbank offered rate, is the interest rate that the largest international banks charge each other for loans.

(3)  A basis point is 0.01%, or one one-hundredth of a percent.

MARKET OUTLOOK

We believe that the economy is likely to remain soft for the remainder of 2001 and into early 2002. In our opinion, a mild recession may occur. We believe that the Fed will continue to reduce rates, and short-term yields will continue to move lower.

Sincerely,


/s/ Heath B. McLendon                         /s/ Kevin Kennedy
---------------------                         ------------------------
    Heath B. McLendon                             Kevin Kennedy
    President                                     Managing Director and
                                                  Investment Officer

OCTOBER 15, 2001

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 13 THROUGH 16 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF AUGUST 31, 2001 AND IS SUBJECT TO CHANGE.


FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
CASH RESERVES PORTFOLIO                  Declared daily, paid monthly
Citi Fund Management Inc.

COMMENCEMENT OF OPERATIONS               BENCHMARKS*
Class N shares                           o Lipper Taxable Money Market
August 31, 1984                            Funds Average

NET ASSETS AS OF 8/31/01                 o iMoneyNet, Inc. 1st Tier Taxable
Class N shares: $2,720.1 million           Money Market Funds Average


* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS



                                           ONE          FIVE            TEN
ALL PERIODS ENDED AUGUST 31, 2001         YEAR         YEARS*          YEARS*
-------------------------------------------------------------------------------
Citi Cash Reserves Class N                   5.07%        5.08%        4.58%
Lipper Taxable Money Market
  Funds Average                              4.76%        4.91%        4.49%
iMoneyNet 1st Tier Taxable
  Money Market Funds Average                 4.89%        5.02%        4.51%
 * Average Annual Total Return

7-DAY YIELDS       CLASS N
                   -------
Annualized Current  3.27%
Effective           3.32%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2001, Class N paid $0.04958 per share to shareholders from net investment income. For such period 1.4% of dividends paid were derived from interest earned from U.S. government and U.S. government agency obligations.

COMPARISON OF 7-DAY YIELDS FOR CITI CASH RESERVES CLASS N VS. IMONEYNET, INC. 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE


As illustrated, Citi Cash Reserves Class N generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

        [The table below represents a line graph in the printed piece.]

                   CITI CASH            IMONEYNET, INC. 1ST TIER TAXABLE
                RESERVES CLASS N           MONEY MARKET FUNDS AVERAGE
                -----------------       --------------------------------
9/5/00               5.99                         5.9
                     5.98                         5.9
                     5.99                         5.9
9/26/00              6                            5.91
                     6.02                         5.9
                     5.98                         5.87
                     6                            5.9
                     6.02                         5.9
10/31/00             6.01                         5.91
                     5.99                         5.89
                     5.99                         5.89
                     6.01                         5.9
11/28/00             6.01                         5.91
                     6                            5.91
                     5.98                         5.9
                     6                            5.9
12/26/00             6.02                         5.89
                     5.98                         5.86
                     5.83                         5.76
                     5.8                          5.65
                     5.71                         5.55

1/30/01              5.69                         5.47
                     5.49                         5.29
                     5.41                         5.18
                     5.38                         5.09
2/27/01              5.31                         5.02
                     5.27                         4.93
                     5.2                          4.86
                     5.11                         4.77
3/27/01              4.84                         4.6
                     4.83                         4.56
                     4.72                         4.47
                     4.67                         4.43
4/24/01              4.5                          4.3
                     4.39                         4.21
                     4.29                         4.11
                     4.16                         3.99
                     3.92                         3.81
5/29/01              3.89                         3.72
                     3.85                         3.69
                     3.78                         3.6
                     3.72                         3.54
6/26/01              3.66                         3.46
                     3.56                         3.4
                     3.47                         3.32
                     3.46                         3.26
                     3.44                         3.21
7/31/01              3.45                         3.18
                     3.41                         3.12
                     3.37                         3.1
                     3.34                         3.06
8/28/01              3.27                         2.98

Note: Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES



AUGUST 31, 2001
================================================================================
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)        $2,727,480,495
Receivable for shares of beneficial interest sold                     4,230,984
-------------------------------------------------------------------------------
    Total assets                                                  2,731,711,479
-------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                     6,103,860
Payable for shares of beneficial interest repurchased                 4,119,647
Payable to affiliates:
   Administration fees (Note 3A)                                        723,656
   Shareholder servicing agents' fees (Note 3B)                         564,816
Accrued expenses and other liabilities                                  119,387
-------------------------------------------------------------------------------
    Total liabilities                                                11,631,366
-------------------------------------------------------------------------------
NET ASSETS                                                       $2,720,080,113
===============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                  $2,720,080,113
===============================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
(2,720,080,113 shares of beneficial interest)                             $1.00
===============================================================================


See notes to financial statements

CITI CASH RESERVES
STATEMENT OF OPERATIONS



FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio               $146,496,699
Allocated expenses from Cash Reserves Portfolio     (2,600,868)
--------------------------------------------------------------------------------

                                                                    $143,895,831
EXPENSES:
Administrative fees (Note 3A)                        9,100,873
Shareholder Servicing Agents' fees Class N (Note 3B) 6,493,552
Shareholder Servicing Agents' fees Class A (Note 3B)     5,708
Shareholder Servicing Agents' fees Class B (Note 3B)       976
Distribution fees Class N (Note 4)                   2,600,249
Distribution fees Class A (Note 4)                       4,566
Distribution/Service fees Class B (Note 4)               2,929
Distribution fees Cititrade (Note 4)                     1,979
Blue Sky fees                                          149,607
Transfer agent fees                                    127,001
Legal fees                                              76,983
Shareholder reports                                     66,523
Trustees' fees                                          61,187
Custody and fund accounting fees                        44,445
Registration fees                                       34,330
Audit fees                                              18,565
Other                                                  119,462
--------------------------------------------------------------------------------
  Total expenses                                    18,908,935
Less: aggregate amount waived by Administrator,
 Shareholder Servicing Agent and Distributor
 (Notes 3A, 3B and 4)                               (3,299,676)
--------------------------------------------------------------------------------
  Net expenses                                                        15,609,259
--------------------------------------------------------------------------------
Net investment income                                               $128,286,572
================================================================================

See notes to financial statements

CITI CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS
                                                     YEAR ENDED AUGUST 31,
                                                 -------------------------------
                                                   2001                2000
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):
Class N shares                                 $ 128,127,927    $   140,202,446
Class A shares                                       122,472            475,345
Class B shares                                        17,021             27,820
Cititrade shares                                      19,152                 86
--------------------------------------------------------------------------------
                                                 128,286,572        140,705,697
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS N
Proceeds from sale of shares                   2,496,270,075      1,907,748,222
Net asset value of shares issued to
  shareholders from reinvestment of dividends     22,401,782         24,256,167
Cost of shares repurchased                    (2,352,000,366)    (1,964,983,880)
--------------------------------------------------------------------------------
Total Class N                                    166,671,491        (32,979,491)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE
CLASS A (Note 1):
Proceeds from sale of shares                       3,586,200         88,089,536
Net asset value of shares issued to shareholders
  from reinvestment of dividends                     119,755            474,500
Cost of shares repurchased                        (9,134,080)       (91,471,358)
--------------------------------------------------------------------------------
Total Class A                                     (5,428,125)        (2,907,322)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE
CLASS B (Note 1):
Proceeds from sale of shares                       1,332,089          5,143,841
Net asset value of shares issued to shareholders
  from reinvestment of dividends                      16,226             26,523
Cost of shares repurchased                        (1,869,830)        (4,808,593)
--------------------------------------------------------------------------------
Total Class B                                       (521,515)           361,771
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 1):
CITITRADE*
Proceeds from sale of shares                       3,309,400             62,412
Net asset value of shares issued to shareholders
  from reinvestment of dividends                      16,330                 83
Cost of shares repurchased                        (3,365,363)           (22,862)
--------------------------------------------------------------------------------
Total Cititrade                                      (39,633)            39,633
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS            160,682,218        (35,485,409)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                            2,559,397,895      2,594,883,304
--------------------------------------------------------------------------------
End of period                                $ 2,720,080,113    $ 2,559,397,895
================================================================================
* August 18, 2000 (Commencement of Operations)

See notes to financial statements

CITI CASH RESERVES
FINANCIAL HIGHLIGHTS



                                                                 CLASS N
                               ------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                               ------------------------------------------------------------------
                                     2001     2000          1999         1998              1997
=================================================================================================
Net Asset Value,
 beginning of period             $1.00000    $1.00000     $1.00000      $1.00000        $1.00000
Net investment income             0.04958     0.05353      0.04536       0.05050         0.04940
Less dividends from net
 investment income               (0.04958)   (0.05353)    (0.04536)     (0.05050)       (0.04940)
-------------------------------------------------------------------------------------------------
Net Asset Value,
 end of period                   $1.00000    $1.00000     $1.00000      $1.00000        $1.00000
=================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)               $2,720,080  $2,553,409   $2,586,388    $2,198,443      $1,827,181
Ratio of expenses to
 average net assets+                0.70%       0.70%        0.70%         0.70%           0.70%
Ratio of net investment
 income to average
 net assets+                        4.93%       5.35%        4.53%         5.05%           4.96%
Total return                        5.07%       5.49%        4.63%         5.17%           5.05%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
 per share                    $0.04722    $0.05112     $0.04301      $0.04814        $0.04697
RATIOS:
Expenses to average net
 assets+                          0.95%       0.93%       0.94%          0.94%           0.95%
Net investment income to
 average net assets+              4.68%       5.11%       4.29%          4.81%           4.71%
=================================================================================================


 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

See notes to financial statements

CITI CASH RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Cash Reserves changed its name to Citi Cash Reserves (the "Fund"). The Fund is a separate diversified series of CitiFunds Trust III (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citi Fund Management Inc. (the "Manager") serves as investment adviser. On April 1, 2001, Citibank N.A. ("Citibank") transferred its asset management business, including management of the Funds, to its newly formed affiliate, the Manager. The value of such investment reflects the Fund's proportionate interest (8.5% at August 31, 2001) in the net assets of the Portfolio. The Manager also acts as the Fund's Administrator. Citibank makes shares available to customers as Shareholder Servicing Agent. Salomon Smith Barney Inc. is the Fund's Distributor.

     The Fund currently offers Class N shares. The Fund commenced its public offering of Class A and Class B shares on January 4, 1999. On February 7, 2001 236,216 and 793,836 shares outstanding of Class A and B with a value of $236,216 and $793,836, respectively, were converted to Class N shares. Cititrade shares commenced operations on August 18, 2000. On May 14, 2001 1,464,832 shares outstanding with a value of $1,464,832, respectively, were converted to Class N shares. Shares converted are reflected as a repurchase of Class A, Class B and Cititrade shares and a sale of Class N shares in the financial statements. Expenses of the Fund were borne pro-rata by the holders of each class of shares, except that each class bore expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund if the Fund were liquidated.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

CITI CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2001, management agreed to voluntarily limit Fund expenses to 0.70% for Class N, inclusive of Portfolio allocated expenses.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, are accrued daily and paid monthly at an annual rate of 0.35% of average daily net assets. The Administrative fees amounted to $9,100,873, of which $693,884 was voluntarily waived for the year ended August 31, 2001.

   The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of each Fund's classes of shares. The Shareholder Servicing Agents fees amounted to

CITI CASH RESERVES
NOTES TO FINANCIAL STATEMENTS

$6,493,552, $5,708 for Class N and Class A and $976 for Class N, Class A and Class B shares, respectively, for the year ended August 31, 2001, of which all from Class B fees were voluntarily waived.

4. DISTRIBUTION FEES/SERVICE FEES The Fund has adopted a Plan of Distribution for Class N shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, under which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the average daily net assets of the Fund's Class N shares. The Distribution fees charged to Class N, Class A, Cititrade and Class B shares were $2,600,249, $4,566, $1,979 and $2,929 for the year ended August 31, 2001, all were voluntarily waived. The Distributor may also receive an additional fee from Class N shares at an annual rate not to exceed 0.10% of Class N average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of Class N shares of the Fund. The additional fee has not been assessed through August 31, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,543,168,443 and $1,532,321,887, respectively, for the year ended August 31, 2001.

CITI CASH RESERVES
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES OF CITIFUNDS TRUST III(THE TRUST) AND THE SHAREHOLDERS OF CITI CASH RESERVES (FORMERLY CITIFUNDS CASH RESERVES):

   In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Citi Cash Reserves (the "Fund"), a series of CitiFunds Trust III, at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2001

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       August 31, 2001
                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)      VALUE
------------------------------------------------------------------------------
ASSET BACKED -- 3.7%
------------------------------------------------------------------------------
Links Finance Corp.*,
  3.73% due 10/15/01                               $300,000       $300,000,000
  6.69% due 11/13/01                                 75,000         75,000,000
  3.72% due 01/08/02                                100,000        100,000,000
  3.64% due 05/15/02                                250,000        249,991,233
  3.98% due 06/20/02                                100,000        100,000,000
MLMI*,
  3.61% due 11/27/01                                 39,730         39,729,617
Restructured Asset
  Securitization*,
  3.77% due 04/01/02                                260,000        260,000,000
SMM Trust*,
  3.76% due 10/22/01                                 57,000         57,000,000
                                                                --------------
                                                                 1,181,720,850
                                                                --------------
CERTIFICATES OF DEPOSIT (EURO) -- 1.1%
------------------------------------------------------------------------------
Barclays Bank,
  3.94% due 07/16/0                                 250,000         50,004,247
Bayerische Landesbank,
  5.39% due 01/16/0                                 250,000         50,001,804
Credit Agricole,
  6.75% due 09/28/01                                144,000        144,004,426
Landesbank Hess,
  4.55% due 03/25/02                                100,000        100,027,223
                                                                  ------------
                                                                   344,037,700
                                                                  ------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 26.8%
------------------------------------------------------------------------------
American Express
  Centurion,
  3.71% due 12/12/01                                200,000        200,000,000
Bank One,
  6.68 % due 11/02/0                                150,000         50,002,039
Barclays Bank,
  3.59% due 09/24/01                                460,000        459,984,580
  4.50% due 04/01/02                                125,000        125,000,000
Bayerische Hypotheken,
  3.60% due 09/10/01                                500,000        500,000,000
  4.00% due 11/16/01                                500,000        500,000,000
Commerzbank,
  3.74% due 09/19/01                                346,000        346,009,902
  4.01% due 07/10/02                                200,000        200,000,000
Credit Agricole,
  6.72% due 09/18/01                                 67,000         67,002,289
  3.59% due 09/24/01                                230,000        229,992,290
Den Danske Bank,
  3.65% due 09/04/01                                100,000        100,000,000
  3.94% due 07/18/02                                 99,000         98,991,539
Deutsche Bank,
  3.59% due 09/24/01                                260,000        259,992,081
  4.78% due 03/15/02                                 80,000         79,987,605
  4.00% due 07/10/02                                300,000        300,000,000

Dresdner Bank,
  3.65% due 09/04/01                               $500,000       $500,000,000
  4.56% due 09/28/01                                 75,000         75,000,000
  3.87% due 11/19/01                                 75,000         74,363,063
Kredietbank,
  3.51% due 10/02/01                                500,000        500,000,000
Landesbank Baden,
  4.60% due 03/28/02                                150,000        150,040,469
Lloyds Bank PLC,
  3.65% due 09/04/01                                200,000        200,000,000
Merita Bank PLC,
  6.78% due 09/17/01                                200,000        199,996,676
  6.64% due 10/19/01                                100,000         99,997,502
  6.65% due 11/09/01                                200,000        199,992,819
  5.24% due 02/20/02                                171,000        170,995,510
Norddeutsche Landesbank,
  3.51% due 10/02/01                                499,000        499,000,000
Rabobank Nederland,
  5.28% due 01/14/02                                 70,000         70,007,475
Royal Bank, Scotland,
  6.01% due 09/11/01                                112,000        112,000,298
  4.04% due 07/30/02                                 85,000         84,939,988
Societe Generale,
  3.71% due 09/17/01                                100,000        100,000,220
  3.61% due 09/27/01                                150,000        150,000,000
Svenska Handelsbanken,
  6.80% due 09/05/01                                175,000        174,999,636
  4.01% due 11/23/01                                100,000        100,002,258
  3.86% due 05/14/02                                100,000        100,006,843
  3.62% due 08/29/02                                250,000        249,951,512
Toronto Dominion Bank,
  3.65% due 09/07/01                                200,000        200,000,000
  3.54% due 09/18/01                                243,000        243,000,000
UBS AG,
  6.01% due 09/04/01                                 72,300         72,300,220
  5.22% due 02/20/02                                122,000        121,988,930
  4.01% due 06/28/02                                125,000        125,220,337
  4.01% due 07/02/02                                 99,000         98,943,805
  3.99% due 07/10/02                                250,000        249,979,178
  3.81% due 07/29/02                                145,000        145,006,417
                                                                --------------
                                                                 8,584,695,481
                                                                --------------
COMMERCIAL PAPER -- 37.5%
------------------------------------------------------------------------------
Alpine Securitization Corp,
  3.60% due 09/04/01                                 65,758         65,738,273
Amstel Funding Corp,
  3.78% due 09/05/01                                278,326        278,209,103
  3.54% due 02/11/02                                320,322        315,195,024
Asset Securitization Corp.,
  3.70% due 09/14/01                                100,000         99,866,389
Black Forest Corp,
  3.56% due 09/18/01                                136,279        136,049,900

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            August 31, 2001
                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONT'D)
-------------------------------------------------------------------------------
Blue Ridge Asset,
  3.61% due 09/04/01                            $100,000         $    99,969,917
  3.67% due 09/04/01                             158,265             158,216,597
  3.67% due 09/05/01                             250,000             249,898,056
  3.61% due 09/07/01                             133,000             132,919,978
  3.55% due 09/14/01                             123,749             123,590,361
Brahms Funding Corp.,
  3.68% due 10/04/01                             268,963             268,056,931
  3.53% due 10/25/01                             354,456             352,579,155
  3.53% due 10/29/01                             260,000             258,521,322
CC USA Inc.,
  3.98% due 06/20/02                             100,000             100,000,000
Canadian Imperial Bank,
  3.50% due 09/21/01                             500,000             500,000,000
Centex Home
  Mortgage Corp.,
  3.87% due 09/04/01                              71,500              71,476,941
  3.78% due 09/07/01                              75,000              74,952,750
  3.69% due 10/02/01                              75,000              74,761,688
  3.67% due 10/09/01                              49,500              49,308,243
  3.67% due 10/10/01                              62,800              62,550,318
Commerzbank,
  3.40% due 12/03/013                             50,000             346,954,167
Compass Securities,
  3.67% due 02/11/02                             215,000             214,981,046
  3.60% due 02/15/02                              73,500              73,491,668
  3.58% due 02/19/02                             200,000             199,976,097
  3.66% due 02/11/02                             150,000             149,986,784
Edison Asset Securitization,
  3.67% due 09/06/01                             293,500             293,350,397
Four Winds Funding Corp.,
  3.60% due 09/17/01                             171,849             171,574,042
  3.65% due 05/15/02                             500,000             500,000,000
Giro Multi Funding Corp. ,
  3.55% due 09/07/01                              88,817              88,764,450
  3.53% due 09/17/01                             163,017             162,761,243
  3.67% due 09/20/01                             252,139             251,650,620
  3.50% due 10/12/01                             100,455             100,054,575
Harwood Funding Corp.,
  3.62% due 09/14/01                              78,704              78,601,115
  3.88% due 09/14/01                              71,354              71,254,025
Hatteras Funding Corp.,
  3.71% due 09/21/01                             210,726             210,291,670
  3.52% due 10/05/01                              75,721              75,469,270
  3.49% due 10/26/01                             100,572             100,035,756
International Nederland
  US Funding Corp.,
  3.96% due 11/16/01                             100,000              99,164,000

K2 USA LLC,
  3.88% due 11/28/01                              91,000              90,136,916
  3.64% due 01/15/02                             165,000             165,000,000
  3.76% due 02/01/02                             100,000             100,000,000
  3.67% due 02/13/02                              30,000              30,000,000
  3.64% due 02/15/02                             150,000             150,000,000
  3.64% due 05/15/02                             220,000             219,992,285
Market Funding Corp.,
  3.63% due 09/07/01                             102,781             102,718,818
  3.68% due 09/07/01                             276,319             276,149,523
  3.70% due 09/07/01                             146,081             145,991,038
Mica Funding LLC,
  3.55% due 09/20/01                             100,000              99,812,639
Moat Funding LLC,
  3.57% due 09/04/01                             178,400             178,346,925
  4.51% due 10/04/01                             305,000             303,739,079
Montauk Funding Corp,
  3.67% due 09/06/01                             200,000             199,898,056
Monte Rosa
  Capital Corp.,
  3.53% due 09/26/01                             100,000              99,754,860
Morgan Stanley
  Dean Witter Co.,
  3.70% due 10/09/01                             400,000             400,000,000
  3.70% due 12/07/01                             500,000             500,000,000
Moriarty Ltd.,
  4.48% due 10/17/01                             200,000             198,855,111
  3.87% due 11/26/01                             100,000              99,075,500
Ness LLC,
  3.91% due 11/23/01                              60,485              59,939,745
Nyala Funding LLC,
  3.47% due 11/14/01                             100,000              99,286,722
Pennine Funding,
  3.68% due 09/07/01                             124,000             123,923,947
Perry Global Funding,
  3.67% due 09/06/01                             179,539             179,447,485
  3.72% due 09/13/01                              40,000              39,950,400
  3.48% due 11/09/01                              97,840              97,187,407
Santander,
  3.64% due 12/11/01                             150,000             148,468,167
Siefunds Corp.,
  3.69% due 09/14/01                             150,000             149,800,125
Silver Tower US
  Funding LLC,
  3.82% due 09/05/01                             100,000              99,957,556
  3.47% due 11/14/01                             100,000              99,286,722
Special Purpose Accounts,
  3.56% due 09/17/01                              75,000              74,881,333
Surrey Funding Corp.,
  3.68% due 09/07/01                             400,000             399,754,667
  3.67% due 09/12/01                             200,000             199,775,722
Variable Funding
  Capital Corp.,
  3.65% due 10/12/01                             250,000             249,995,376
                                                                 ---------------
                                                                  12,041,347,995
                                                                 ---------------

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 2001
                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
-------------------------------------------------------------------------------
CORPORATE NOTE -- 0.3%
-------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.*,
  3.73% due 01/07/02                               $100,000       $   99,989,361
                                                                  --------------
MEDIUM TERM NOTES -- 9.2%
--------------------------------------------------------------------------------
Bear Stearns Cos. Inc.,
  3.73% due 09/19/01                                300,000          300,000,000
  3.78% due 02/06/02                                300,000          300,000,000
Credit Suisse,
  3.71% due 03/05/02                                300,000          300,000,000
  3.60% due 05/21/02                                500,000          500,000,000
Deere (John) Capital Corp.,
  3.66% due 02/08/02                                150,000          149,965,122
General Electric
  Capital Corp.,
  3.82% due 07/30/02                                100,000          100,000,000
Merrill Lynch & Co. Inc.,
  6.69% due 11/13/01                                100,000           99,998,101
  4.64% due 04/01/02                                250,000          249,978,916
Nationwide Building
  Societies,
  3.67% due 12/12/01                                115,000          115,000,000
Sigma Finance Corp.,
  3.71% due 10/05/01                                250,000          249,994,178
  6.71% due 10/16/01                                100,000          100,000,000
  3.62% due 02/15/02                                100,000           99,990,849
  3.72% due 03/06/02                                100,000           99,989,808
  3.63% due 03/15/02                                100,000           99,994,658
  4.05% due 06/13/02                                200,000          200,000,000
                                                                  --------------
                                                                   2,964,911,632
                                                                  --------------
PROMISSORY NOTE -- 2.8%
--------------------------------------------------------------------------------
Goldman Sachs Group,
  3.80% due 03/21/02                                500,000          500,000,000
  4.06% due 11/07/01                                400,000          400,000,000
                                                                  --------------
                                                                     900,000,000
                                                                  --------------
TIME DEPOSITS -- 3.8%
--------------------------------------------------------------------------------
BNP Paribas,
  3.70% due 09/04/01                                429,953          429,953,000
Chase Manhattan Bank,
  3.55% due 09/17/01                                293,000          293,000,000
  3.56% due 09/17/01                                500,000          500,000,000
                                                                  --------------
                                                                   1,222,953,000
                                                                  --------------

UNITED STATES GOVERNMENT AGENCY -- 14.4%
--------------------------------------------------------------------------------
Federal Home Loan Banks
  4.41% due 09/05/01                                 50,000           49,975,500
Federal Home Loan Banks
  5.11% due 01/29/02                                 93,000           92,965,603
Federal Home Loan
  Mortgage Association
  3.82% due 02/15/02                                150,000          147,341,916
Federal Home Loan
  Mortgage Association
  3.78% due 03/01/02                                 93,000           91,232,535
Federal Home Loan
  Mortgage Association
  4.12% due 03/15/02                                 47,956           46,885,782
Federal Home Loan
  Mortgage Association
  4.34% due 03/28/02                                105,000          102,367,067
Federal Home Loan
  Mortgage Association
  3.92% due 05/23/02                                 62,000           60,217,707
Federal Home Loan
  Mortgage Association
  3.52% due 06/26/02                                  3,160            3,067,925
Federal Home Loan
  Mortgage Association
  3.55% due 06/26/02                                 80,250           77,891,765
Federal Home Loan
  Mortgage Association
  3.68% due 06/26/02                                 83,000           80,471,636
Federal Home Loan
  Mortgage Association
  3.69% due 06/26/02                                120,375          116,703,128
Federal Home Loan
  Mortgage Association
  3.70% due 06/26/02                                100,000           96,937,222
Federal Home Loan
  Mortgage Association
  3.50% due 06/28/02                                 40,123           38,952,746
Federal Home Loan
  Mortgage Association
  3.52% due 06/28/02                                 13,713           13,310,752
Federal Home Loan
  Mortgage Association
  3.68% due 06/28/02                                 30,968           30,018,315
Federal Home Loan
  Mortgage Association
  3.69% due 06/28/02                                 46,100           44,684,346
Federal Home Loan
  Mortgage Association
  3.63% due 07/18/02                                140,000          135,482,667
Federal Home Loan
  Mortgage Association
  6.63% due 08/15/02                                100,000          102,841,033
Federal National
  Mortgage Association
  4.38% due 09/06/01                                 67,900           67,858,694
Federal National
  Mortgage Association
  4.48% due 09/13/01                                100,000           99,850,666

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            August 31, 2001
                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
-------------------------------------------------------------------------------
UNITED STATES
GOVERNMENT AGENCY -- (CONT'D)
-------------------------------------------------------------------------------
Federal National
  Mortgage Association
  6.44% due 11/21/01                          $185,000           $   184,978,630
Federal National
  Mortgage Association
  5.15% due 02/08/02                           100,000                97,824,444
Federal National
  Mortgage Association
  4.08% due 03/05/02                           393,000               384,760,100
Federal National
  Mortgage Association
  3.87% due 03/08/02                            50,000                48,989,500
Federal National
  Mortgage Association
  4.30% due 03/22/02                            99,000                96,611,350
Federal National
  Mortgage Association
  3.79% due 04/01/02                           103,746               101,430,505
Federal National
  Mortgage Association
  3.97% due 04/01/02                            50,000                48,831,056
Federal National
  Mortgage Association
  3.79% due 04/05/02                            49,940                48,804,364
Federal National
  Mortgage Association
  4.30% due 04/05/02                           100,000                97,420,000
Federal National
  Mortgage Association
  4.35% due 04/05/02                            40,000                38,956,000
Federal National
  Mortgage Association
  3.65% due 04/19/02                           117,825               115,077,386
Federal National
  Mortgage Association
  3.93% due 05/17/02                           100,000                97,183,500
Federal National
  Mortgage Association
  3.95% due 07/05/02                           100,000               100,000,000
Federal National
  Mortgage Association
  6.48% due 11/02/01                           100,000                99,989,978
United States
  Treasury Bills
  3.28% due 02/28/02                           285,000               280,326,000
United States
  Treasury Notes
  6.50% due 02/28/02                           150,000               151,943,793
United States
  Treasury Notes
  6.38% due 04/30/02                           200,000               203,716,263

United States
  Treasury Notes
  6.63% due 05/31/02                           702,000               716,363,192
United States
  Treasury Notes
  6.38% due 06/30/0                            257,000                58,175,415
United States
  Treasury Notes
  6.25% due 07/31/02                           150,000               153,176,326
                                                                 ---------------
                                                                   4,623,614,807
                                                                 ---------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                               99.6%           31,963,270,826
OTHER ASSETS,
  LESS LIABILITIES                                 0.4               110,072,100
                                                 -----           ---------------
NET ASSETS                                       100.0%          $32,073,342,926
                                                 =====           ===============

* Variable interest rate -- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================
ASSETS:
Investments at value (Note 1A)                                   $31,963,270,826
Cash                                                                   4,893,852
Interest receivable                                                  207,306,261
--------------------------------------------------------------------------------
  Total assets                                                    32,175,470,939
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     99,150,000
Payable to affiliate--Investment Advisory fee (Note 2A)                2,290,559
Accrued expenses and other liabilities                                   687,454
--------------------------------------------------------------------------------
   Total liabilities                                                 102,128,013
--------------------------------------------------------------------------------
NET ASSETS                                                       $32,073,342,926
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $32,073,342,926
================================================================================


See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INTEREST INCOME (Note 1B)                                         $1,198,994,244

EXPENSES:
Investment Advisory fees (Note 2A)                   $ 33,478,626
Administrative fees (Note 2B)                          11,159,542
Custody and fund accounting fees                        4,400,082
Trustees' fees                                             98,376
Legal fees                                                 93,109
Audit fees                                                 43,666
Other                                                      66,019
--------------------------------------------------------------------------------
  Total expenses                                       49,339,420
Less: aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A, and 2B)               (26,928,122)
Less: fees paid indirectly (Note 1F)                     (83,264)
--------------------------------------------------------------------------------
  Net expenses                                                        22,328,034
--------------------------------------------------------------------------------
Net investment income                                             $1,176,666,210
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS




                                                    YEAR ENDED AUGUST 31,
                                              ----------------------------------

                                                  2001                 2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                     $  1,176,666,210       $  882,959,245
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                 82,462,468,791       58,289,540,600
Value of withdrawals                       (65,958,132,709)     (59,709,503,859)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                      16,504,336,082       (1,419,963,259)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS       17,681,002,292         (537,004,014)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                         14,392,340,634       14,929,344,648
--------------------------------------------------------------------------------
End of period                             $ 32,073,342,926      $14,392,340,634
================================================================================
See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS



                                                         YEAR ENDED AUGUST 31,
                                 ----------------------------------------------------------------
                                   2001        2000          1999           1998         1997
=================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets
  (000's omitted)                $32,073,343  $14,392,341   $14,929,345   $8,805,910   $7,657,400
Ratio of expenses to
  average net assets                    0.10%        0.10%         0.10%        0.10%        0.10%
Ratio of net investment
  income to average
  net assets                            5.27%        5.93%         5.13%        5.65%        5.57%

Note:  If agents of the  Portfolio  had not  voluntarily  waived a portion  of their  fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                            0.22%        0.22%         0.22%        0.22%        0.23%
Net investment income
  to average net assets                 5.15%        5.81%         5.01%        5.53%        5.44%
================================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Adviser and Administrator. On April 1, 2001 Citibank N.A. transferred its asset management business, including management of the Funds, to its newly formed affiliate, the Manager.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

     B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

     E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to mea-

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

sure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

     A. INVESTMENT ADVISORY FEE The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $33,478,626 of which $15,768,580 was voluntarily waived for the year ended August 31, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

     B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $11,159,542, all of which were voluntarily waived for the year ended August 31, 2001. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $532,501,641,412 and $515,175,730,122, respectively, for the year ended August 31, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2001, the commitment fee allocated to the Portfolio was $43,206. Since the line of credit was established, there have been no borrowings.

CASH RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF
CASH RESERVES PORTFOLIO:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves Portfolio (the "Portfolio") at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2001

                       THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Elliot J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren


SECRETARY
Robert I. Frenkel*


TREASURER
Lewis E. Daidone*


*AFFILIATED PERSON OF INVESTMENT ADVISER


INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902


DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, NY 10004


SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581


SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

================================================================================

--------------------------------------------------------------------------------

================================================================================






















This report is prepared for the information of shareholders of Citi Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Cash Reserves.

(C) 2001 Citicorp      [Recycle Logo] Printed on recycled paper    CFA/RCR/801

                                 CITIFUNDS (R)
----------------------------------------------








CITI (SM)
U.S. TREASURY RESERVES
ANNUAL REPORT
AUGUST 31, 2001



















--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------


CITI U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  12
--------------------------------------------------------------------------------
Additional Information                                                        13


U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      14
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           15
--------------------------------------------------------------------------------
Statement of Operations                                                       15
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            16
--------------------------------------------------------------------------------
Financial Highlights                                                          16
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 17
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  19
--------------------------------------------------------------------------------
Additional Information                                                        20
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

[PHOTO OMITTED]

HEATH B. MCLENDON
PRESIDENT


Dear Shareholder:

We are pleased to provide the annual report for Citi(SM) U.S. Treasury Reserves (the "Fund") for the year ended August 31, 2001. In this report, we summarize what we believe to be the year's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

As you may or may not know, many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan.

Our experienced portfolio management teams are in constant communication with one another, aware that this event has impacted virtually all global markets. Their resolve to mind your best interests motivates them in this most tragic of times. As a company we are adjusting to the emotional and business challenges presented by these recent events. Our return to the investment needs of our clients is a welcomed focus. We take comfort in knowing that what we are doing is a small part of the response of America.

INVESTMENT STRATEGY

The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund may invest in U.S. Treasury bills, notes and bonds; Treasury receipts; and securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government.

Please note that the Fund invests in securities through an underlying mutual fund.

MARKET REVIEW AND FUND UPDATE

Short-term yields have fallen dramatically over the 12-month period ended August 31, 2001, as the U.S. economy, after an extended period of robust growth, began to slow significantly. Of particular concern to the U.S. Federal Reserve Board (the "Fed") was the severe retrenchment that was taking place in the manufacturing sector, as evidenced by the monthly National Association of Purchasing Managers data, which remained below the 50% level for the entire 12-month period. Equity market weakness was also seen as an eventual threat to consumer spending, which had remained consistently firm. In the spring/summer of 2001, U.S. labor markets were clearly becoming less tight as increasing numbers of companies began reducing their work forces while global economies were slowing. Inflation, as measured by the Consumer Price Index(1), had risen to more than 3% due primarily to high energy prices. Toward the end of the period, inflation began to move lower and was not viewed as an impediment to an accommodative Fed policy.

The Fed eased rates seven times during the period, bringing the targeted federal funds rate(2) to 3.50% at the end of August 2001. The fed funds rate target stood at 6.50% a year earlier, in August 2000. During the period, three-month LIBOR(3) fell by 322 basis points(4), to 3.46%, while three-month U.S. Treasury bill yields fell by 294 basis points to 3.36%. The yield on the 10-year U.S. Treasury note fell by 89 basis points to 4.83%.

We believe the Fund was well positioned for the decline in short-term interest rates during the period, maintaining a weighted average maturity of up to 60 days in order to lock in higher yields prior to the Fed actions. The Fund, as always, remained fully invested in U.S. Treasury securities. The Fund's primary holding was in U.S. Treasury bills, as opposed to U.S. Treasury coupons, as we believe the bills generally offered better liquidity. We invested in U.S. Treasury coupons when we believed they offered a significantly higher yield versus comparable maturity U.S. Treasury bills. The Fund also took advantage of the U.S. Treasury's issuance of cash management bills (bills issued to pay for short-term financial obligations) which tend to offer a higher yield.

MARKET OUTLOOK

We believe the economy is likely to remain soft for the remainder of 2001 and into early 2002. We feel a mild recession may be possible. In our opinion, the Fed will continue to ease and short-term yields will continue to move lower. We anticipate continuing to maintain an aggressive maturity stance in the Fund.

Sincerely,


/s/ Heath B. McLendon
---------------------

Heath B. McLendon
President

OCTOBER 15, 2001

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGE 14 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF AUGUST 31, 2001 AND IS SUBJECT TO CHANGE.


----------

(1) Consumer Price Index (CPI) measures the average change in U.S. consumer prices over time in a fixed market basket of goods and services determined by the U.S. Bureau of Labor Statistics.

(2) The federal funds rate (Ofed funds rateO) is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

(3) LIBOR, the London interbank offered rate, is the interest rate that the largest international banks charge each other for loans.

(4)  A basis point is 0.01%, or one one-hundredth of a percent.

FUND FACTS

FUND OBJECTIVE
To provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                     DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO        Declared daily, paid monthly
Citi Fund Management Inc.

COMMENCEMENT OF OPERATIONS              BENCHMARK*
May 3, 1991                             o Lipper S&P AAA rated U.S.
                                          Treasury Money Market
                                          Funds Average

NET ASSETS AS OF 8/31/01                o iMoneyNet, Inc.100% U.S.
Class N shares: $348.3 million            Treasury Rated Money Market
                                          Funds Average


* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                     ONE     FIVE       TEN
ALL PERIODS ENDED AUGUST 31, 2001                   YEAR    YEARS*     YEARS*
================================================================================

Citi U.S. Treasury Reserves Class N                 4.62%    4.57%      4.17%
Lipper S&P AAA rated U.S. Treasury
  Money Market Funds Average                        4.72%    4.78%      4.37%
iMoneyNet, Inc. 100% U.S. Treasury
  Rated Money Market Funds Average                  4.73%    4.72%      4.32%

*  Average Annual Total Return

7-DAY YIELDS             CLASS N
                         -------
Annualized Current        2.82%
Effective                 2.80%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2001 Citi U.S. Treasury Reserves Class N shares paid $0.04529 per share and Cititrade shares paid $0.03394 to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)   $349,265,809
Receivable for shares of beneficial interest sold                         74,800
--------------------------------------------------------------------------------
  Total assets                                                       349,340,609
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        621,888
Payable for shares of beneficial interest repurchased                    195,901
Payable to affiliate--Shareholder servicing agents' fees (Note 3B)        75,897
Accrued expenses and other liabilities                                   134,057
--------------------------------------------------------------------------------
  Total liabilities                                                    1,027,743
--------------------------------------------------------------------------------
NET ASSETS for 348,312,866 shares of benefical interest outstanding $348,312,866
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $348,312,866
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================

See notes to financial statements

CITI U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INVESTMENT INCOME (Note 1A)
Income from U.S. Treasury Reserves Portfolio          $16,978,292
Allocated expenses from U.S. Treasury Reserves
  Portfolio                                              (327,750)
--------------------------------------------------------------------------------
                                                                     $16,650,542
EXPENSES:
Administrative fees (Note 3A)                           1,143,240
Shareholder Servicing Agents' fees Class N (Note 3B)      816,600
Distribution fees Class N (Note 4)                        326,640
Distribution fees Cititrade (Note 4)                          506
Legal fees                                                 55,898
Transfer agent fees                                        38,172
Blue Sky fees                                              35,651
Shareholder reports                                        31,686
Custody and fund accounting fees                           30,970
Audit fees                                                 21,375
Registration fees                                          14,927
Trustees' fees                                             12,208
Miscellaneous                                              28,348
--------------------------------------------------------------------------------
  Total expenses                                        2,556,221
Less: aggregate amounts waived by Administrator and
      Distributor (Notes 3A and 4)                       (597,138)
--------------------------------------------------------------------------------
Net expenses                                                           1,959,083
--------------------------------------------------------------------------------
Net investment income                                                $14,691,459
================================================================================

See notes to financial statements

CITI U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR ENDED AUGUST 31,
                                                   --------------------------
                                                     2001             2000
===============================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2)                       $ 14,691,459      $ 15,133,322
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS N SHARES
Net proceeds from sale of shares                1,562,453,193     1,080,056,269
Net asset value of shares issued to
  shareholders from reinvestment of
  dividends                                         5,066,195         5,963,213
Cost of shares repurchased                     (1,507,653,468)   (1,141,068,128)
-------------------------------------------------------------------------------
  Total Class N shares                             59,865,920       (55,048,646)
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 1):
CITITRADE SHARES*
Net proceeds from sale of shares                      494,528            10,650
Net asset value of shares issued to shareholders
  from reinvestment of dividends                        3,872                12
Cost of shares repurchased                           (504,620)           (4,442)
-------------------------------------------------------------------------------
  Total Cititrade shares                               (6,220)            6,220
-------------------------------------------------------------------------------
Total increase (decrease) in net assets from
  transactions in shares of beneficial interest    59,859,700       (55,042,426)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              59,859,700       (55,042,426)
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               288,453,166       343,495,592
-------------------------------------------------------------------------------
End of period                                   $ 348,312,866     $ 288,453,166
===============================================================================
* August 18, 2000 (Commencement of Operations)

See notes to financial statements

CITI U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                                                    CLASS N
                               -------------------------------------------------
                                              YEAR ENDED AUGUST 31,
                               -------------------------------------------------
                                  2001      2000      1999      1998      1997
===============================================================================
Net Asset Value, beginning
  of period                    $1.00000  $1.00000  $1.00000  $1.00000  $1.00000
Net investment income           0.04529   0.04797   0.03947   0.04552   0.04547
Less dividends from net
  investment income            (0.04529) (0.04797) (0.03947) (0.04552) (0.04547)
--------------------------------------------------------------------------------
Net Asset Value, end
  of period                    $1.00000  $1.00000  $1.00000  $1.00000  $1.00000
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)              $348,313  $288,447  $343,496  $319,930  $360,717
Ratio of expenses to
  average net assets+             0.70%     0.70%     0.70%     0.70%     0.70%
Ratio of net investment income
  to average net assets+          4.50%     4.76%     3.96%     4.55%     4.57%
Total return                      4.62%     4.90%     4.02%     4.65%     4.64%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                    $0.04237  $0.04523  $0.03678  $0.04292  $0.04278
RATIOS:
Expenses to average net assets+   1.01%     0.97%     0.97%     0.96%     0.97%
Net investment income to
  average net assets+              4.19%    4.49%     3.69%     4.29%     4.30%
================================================================================
+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

See notes to financial statements

CITI U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds U.S. Treasury Reserves changed its name to Citi U.S. Treasury Reserves (the "Fund"). The Fund is a separate diversified series of CitiFunds Trust III (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment Adviser. On April 1, 2001, Citibank N.A. ("Citibank") transferred its asset management business, including management of the Funds to its newly formed affiliate, the Manager. The value of such investment reflects the Fund's proportionate interest (25.2% at August 31, 2001) in the net assets of the Portfolio. The Manager also acts as the Fund's Administrator. Citibank makes shares available to customers through various Shareholder Servicing Agents. Salomon Smith Barney Inc. is the Fund's Distributor.

     The Fund, as of August 31, 2001, offers Class N shares. The Fund commenced its public offering of Cititrade shares on August 18, 2000 and the 348,347 Cititrade shares outstanding, with a value of $348,347, was converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade shares and a sale of Class N shares in the financial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A.   INVESTMENT INCOME   The Fund earns income, net of Portfolio  expenses,
daily on its investment in the Portfolio.

     B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C.   EXPENSES   The Fund bears  all  costs  of its  operations  other  than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CITI U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

     D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2001, management agreed to voluntarily limit Fund expenses to 0.70%.

     A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of average daily net assets of the Fund. The Administrative fees amounted to $1,143,240, of which $398,291 was voluntarily waived for the year ended August 31, 2001. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

     B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $816,600 for the year ended August 31, 2001.

CITI U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for which the Fund compensates the Distributor at an annual rate of 0.10% of average daily net assets of the Fund. The Distribution fees for Class N amounted to $326,640, of which $198,847 was voluntarily waived for the year ended August 31, 2001. The Distribution fees for Cititrade amounted to $506. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6.   INVESTMENT TRANSACTIONS   Increases and decreases in the  Fund's investment
in the Portfolio aggregated $1,448,704,911 and $1,404,947,575, respectively, for the year ended August 31, 2001.

CITI U.S. TREASURY RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITI U.S. TREASURY RESERVES:


     We have audited the accompanying statement of assets and liabilities of Citi U.S. Treasury Reserves of CitiFunds Trust III (the "Trust") (a Massachusetts business trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi U.S. Treasury Reserves of CitiFunds Trust III, as of August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                    /s/ KPMG LLP

New York, New York
October 12, 2001

CITI U.S. TREASURY RESERVES
ADDITIONAL INFORMATION (Unaudited)


CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Deloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

PORTFOLIO OF INVESTMENTS
U.S. TREASURY RESERVES PORTFOLIO                                 August 31, 2001


                                               PRINCIPAL
                                                AMOUNT
ISSUER                                      (000'S OMITTED)            VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS -- 100.0%
--------------------------------------------------------------------------------
United States Treasury Bill,
  due 9/06/01                                  $ 30,000         $    29,985,625
  due 9/13/01                                   218,631             218,385,592
  due 9/20/01                                   272,913             272,422,124
  due 9/27/01                                    82,677              82,470,233
  due 10/04/01                                  127,362             126,962,589
  due 11/08/01                                  189,155             187,953,247
  due 11/15/01                                  100,000              99,312,500
  due 11/23/01                                   50,000              49,616,701
  due 11/29/01                                   90,000              89,254,625
  due 1/10/02                                   182,497             180,240,123
  due 2/14/02                                    51,528              50,749,407
                                                                ---------------
                                                                  1,387,352,766
                                                                ---------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                               100.0%          1,387,352,766
OTHER ASSETS,
  LESS LIABILITIES                                  0.0                (181,831)
                                                  -----         ---------------
NET ASSETS                                        100.0%        $ 1,387,170,935
                                                  =====         ===============

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                          $1,387,352,766
Cash                                                                         574
--------------------------------------------------------------------------------
  Total assets                                                     1,387,353,340
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate -- Investment advisory fees (Note 2A)                91,772
Accrued expenses and other liabilities                                    90,633
--------------------------------------------------------------------------------
Total liabilities                                                        182,405
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,387,170,935
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,387,170,935
================================================================================


U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INVESTMENT INCOME (Note 1B)                                          $78,953,479

EXPENSES:
Investment Advisory fees (Note 2A)                     $2,266,586
Administrative fees (Note 2B)                             755,529
Custody and fund accounting fees                          291,605
Legal fees                                                 49,241
Audit fees                                                 26,050
Trustees' fees                                             19,807
Miscellaneous                                              37,504
--------------------------------------------------------------------------------
  Total expenses                                        3,446,322
Less: aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A and 2B)                  (1,934,848)
Less: fees paid indirectly (Note 1D)                         (200)
--------------------------------------------------------------------------------
  Net expenses                                                         1,511,274
--------------------------------------------------------------------------------
Net investment income                                                $77,442,205
================================================================================
See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED AUGUST 31,
                                                    --------------------------
                                                     2001             2000
===============================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                            $  77,442,205  $    66,878,424
-------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                      5,642,383,142    4,524,590,945
Value of withdrawals                            (5,657,342,700)  (4,455,407,592)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                        (14,959,558)      69,183,353
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                          62,482,647      136,061,777
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              1,324,688,288    1,188,626,511
-------------------------------------------------------------------------------
End of period                                  $ 1,387,170,935  $ 1,324,688,288
===============================================================================


U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                              YEAR ENDED AUGUST 31,
                                        --------------------------------------------------------------------
                                         2001           2000           1999           1998           1997
============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                    $1,387,171     $1,324,688     $1,188,627     $  911,845     $  907,910
Ratio of expenses to
  average net assets                      0.10%          0.10%          0.10%          0.10%          0.10%
Ratio of net investment income
  to average net assets                   5.13%          5.41%          4.55%          5.14%          5.15%

Note:  If the agents of the  Portfolio  had not  voluntarily  waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average net assets            0.23%          0.23%          0.23%          0.23%          0.24%
Net investment income to
  average net assets                      5.00%          5.28%          4.42%          5.01%          5.01%
============================================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Adviser and Adminstrator. On April 1, 2001 Citibank N.A., ("Citibank") transferred its asset management business, including management of the Portfolio to its newly formed affiliate, the Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C.   FEDERAL INCOME TAXES   The  Portfolio's  policy is to comply  with the
applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2.   INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

     A. INVESTMENT ADVISORY FEE The Investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $2,266,586, of which $1,179,319 was voluntarily waived for the year ended August 31, 2001. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

     B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $755,529, all of which was contractually waived for the year ended August 31, 2001. The contractual fee waivers terminate on December 31, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3.   INVESTMENT TRANSACTIONS   Purchases,  maturities and sales of U.S. Treasury
obligations, aggregated $13,286,019,567 and $13,295,849,625, respectively, for the year ended August 31, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2001, the commitment fee allocated to the Portfolio was $3,591. Since the line of credit was established, there have been no borrowings.

U.S. TREASURY RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
U.S. TREASURY RESERVES PORTFOLIO:


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio, as of August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                              /s/ KPMG LLP


New York, New York
October 12, 2001

U.S. TREASURY RESERVES PORTFOLIO
ADDITIONAL INFORMATION (Unaudited)


CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Deloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 * AFFILIATED PERSON OF THE MANAGER
** TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor,
New York, NY10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

AUDITORS
KPMG LLP
757 Third Avenue
New York, NY 10017

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

================================================================================

--------------------------------------------------------------------------------

================================================================================






















This report is prepared for the information of shareholders of Citi U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi U.S. Treasury Reserves.

(C) 2001 Citicorp      [Recycle Logo] Printed on recycled paper      CFA/RUS/801